COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) T	Dec. 31, 2024 USD ($) T	Apr. 07, 2026 USD ($)
Disclosure of Commitments and Contingencies [Line Items]
Capital commitment relating to the construction of factory building improvement and acquisition of machinery	$ 200	$ 700
Outstanding bank guarantees	$ 14,000	13,000
Bank guarantees, average term (years)	1 year
Commitments in respect of management consulting services with related parties		30
Khoon Engineering LLP
Disclosure of Commitments and Contingencies [Line Items]
Trade receivables	$ 1,700
Khoon Engineering LLP | Legal proceedings, recoverable amount
Disclosure of Commitments and Contingencies [Line Items]
Trade receivables			$ 500
Estimated financial effect of contingent assets			$ 1,200
Bottom of range
Disclosure of Commitments and Contingencies [Line Items]
Commitments to purchase raw materials	$ 208,000	$ 148,000
Commitments to purchase raw materials, metric tons | T	16,413	16,845
Top of range
Disclosure of Commitments and Contingencies [Line Items]
Commitments to purchase raw materials	$ 222,000	$ 158,000
Commitments to purchase raw materials, metric tons | T	17,513	17,945
Top of range | Contingent liability for guarantees
Disclosure of Commitments and Contingencies [Line Items]
Corporate guarantee	$ 45,000	$ 28,000